As filed with the U.S. Securities and Exchange Commission on 08/02/18

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Paul Fearday

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5346

Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2018

Item 1. Reports to Stockholders.

Semi-Annual Report

May 31, 2018

American Energy Independence ETF

Ticker: USAI

 American Energy Independence ETF

American Energy Independence ETF

Dear Fellow Shareholders,

We are pleased to report that the NAV of the American Energy Independence ETF (the “Fund”) (USAI) returned +3.39% for the period from inception, December 12, 2017, to May 31, 2018 (the “period”). The Fund’s market price returned +3.55%. The Fund’s index, the American Energy Independence Index (“the Index”), returned +3.94%. The manager believes that valuations are compelling and the Fund has attractive upside potential.

Investment Strategy

The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed by SL Advisors, LLC, the Fund’s investment adviser and index provider (the “Adviser”).

American Energy Independence Index

The Index uses a proprietary, rules-based methodology to measure the performance of a portfolio of U.S. and Canadian exchange listed equity securities of companies that generate a majority of their cash flow from certain qualifying “midstream” energy infrastructure activities. The companies in the Index are expected to benefit from regulatory policies favoring and industry trends toward American energy independence (i.e., a reduced or eliminated need for the United States to import fuels, such as coal, crude oil, or natural gas).

Midstream energy infrastructure refers to the processing, storage, transportation, and distribution of crude oil, natural gas, refined products, and their related products, as well as the transmission or storage of renewable energy. The following activity segments are considered qualifying midstream energy infrastructure activities: gathering & processing, compression, fractionation, logistics, midstream services, pipeline transportation, storage and terminaling of oil, gas, natural gas liquids, and refined products, as well as liquid natural gas facilities. The following activity segments are not qualifying activities: refining, shipping, exploration, production, retail distribution, or oil services. The Index may include small-, mid-, and large-capitalization companies.

Fiscal First Half-Year 2018 Performance

The period performance noted above was marked by sector weakness into February of 2018 followed by a strong recovery. It also reflects the success of the underlying investment process as growth in U.S. energy infrastructure supports attractive returns from the sector.

American Energy Independence ETF

Must be preceded or accompanied by a prospectus.

The American Energy Independence ETF is distributed by Quasar Distributors, LLC

Investing involves risk, including the possible loss of principal. Shares of an ETF are bought and sold at market price (not NAV) and may trade at a discount or premium to NAV. Shares are not individually redeemable from the Fund and may be only be acquired or redeemed from the Fund in creation units. Brokerage commissions will reduce returns. The Fund is non-diversified and may invest more assets in a single or smaller number of stocks than a diversified fund and be more exposed to individual stock volatility than a diversified fund. The concentration of the Fund may make it susceptible to an increased risk of loss more than the market as a whole. If the Fund were to fail to quality as a RIC (Regulated Investment Company), the Fund would be subject to tax on its taxable income at corporate rates, and distributions from earnings and profits would generally be taxable to Fund shareholders as ordinary income. Changes in tax law could adversely affect the Fund or the securities in which it invests. The Fund invests primarily in energy infrastructure companies that are subject to risks including but not limited to changes in energy prices, differences in exchange rates, production and exploration, regulation, environmental and severe weather conditions. Investments in MLPs are subject to the risks of energy prices, demand and volatility of commodity investments. MLPs may be negatively influenced by rising interest rates and may fail to qualify for favorable tax treatment. If the Fund invests in MLPs which are classified as corporations rather than partnerships for federal income tax purposes, this could reduce the Fund’s return and negatively affect its NAV. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. Investments in smaller companies involve additional risks such as limited liquidity and greater volatility than larger companies. As with all index funds the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index. There is no assurance that the ETF will achieve its investment objective. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

An investment cannot be made directly in an index.

Opinions expressed are subject to change, are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Fund holdings are subject to change and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments for a complete list of the Fund’s holdings.

American Energy Independence ETF

PORTFOLIO ALLOCATION
As of May 31, 2018 (Unaudited)

Industry (a)	Percentage of Net Assets
Natural Gas Pipeline - Corp. GP	21.7%
Crude Oil Pipeline - Canadian	15.6
Natural Gas Pipeline - Corp.	12.8
Natural Gas Pipeline - MLP GP	12.1
Gathering & Processing - Corp. GP	7.6
Gathering & Processing - Corp.	7.4
Natural Gas Pipeline - Canadian	7.3
Crude Oil Pipeline - Corp. GP	4.2
Gathering & Processing - MLP GP	3.4
Natural Gas Pipeline - MLP	2.7
Refined Product Pipeline - MLP	2.0
Refined Product Pipeline - Corp.	1.4
Crude Oil Pipeline - Corp.	1.1
Crude Oil Pipeline - MLP	0.4
Short-Term Investments	0.2
Other Assets in Excess of Liabilities	0.1
Total	100.0%

(a)	The Fund’s security classifications are defined by Fund management.

American Energy Independence ETF

SCHEDULE OF INVESTMENTS
May 31, 2018 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 79.2%
	Mining, Quarrying, and Oil and Gas Extraction — 32.0%
3,980	AltaGas Ltd.	$78,120
17,998	Archrock, Inc.	207,877
13,060	Enbridge, Inc.	405,821
11,606	EnLink Midstream LLC	203,105
4,696	Gibson Energy, Inc.	64,468
6,137	Inter Pipeline Ltd.	115,915
3,634	Keyera Corp.	101,879
6,127	Pembina Pipeline Corp.	213,117
2,156	SemGroup Corp.	54,547
4,701	TransCanada Corp.	196,799
		1,641,648
	Professional, Scientific, and Technical Services — 1.4%
1,838	Macquarie Infrastructure Corp.	71,131

	Transportation and Warehousing — 19.6%
8,885	Plains GP Holdings LP	218,304
9,760	Tallgrass Energy GP LP	209,938
3,510	Targa Resources Corp.	170,691
15,064	The Williams Cos, Inc.	404,619
		1,003,552
	Utilities — 26.2%
9,865	Antero Midstream GP LP	189,901
7,514	Cheniere Energy, Inc. (a)	500,583
25,567	Kinder Morgan, Inc.	426,457
3,380	ONEOK, Inc.	230,381
		1,347,322
	TOTAL COMMON STOCKS (Cost $4,031,524)	4,063,653

	MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES — 20.5%
	Finance and Insurance — 2.7%
5,649	EQT GP Holdings LP	139,982

The accompanying notes are an integral part of these financial statements.

American Energy Independence ETF

SCHEDULE OF INVESTMENTS
May 31, 2018 (Unaudited)

Shares	Security Description	Value
	MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES — 20.5% (Continued)
	Mining, Quarrying, and Oil and Gas Extraction — 6.2%
279	Andeavor Logistics LP	$11,969
148	Crestwood Equity Partners LP	4,973
4,575	Enterprise Products Partners LP	132,218
4,752	Western Gas Equity Partners LP	174,398
		323,558

	Transportation and Warehousing — 2.1%
460	Buckeye Partners LP	16,583
27,767	Energy Transfer Equity LP	479,814
332	Genesis Energy LP	7,291
144	Holly Energy Partners LP	4,231
716	Magellan Midstream Partners LP	50,048
889	MPLX LP	31,924
		589,891
	TOTAL MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES (Cost $1,001,172)	1,053,431

	SHORT-TERM INVESTMENTS — 0.2%
	Money Market Funds — 0.2%
10,915	First American Government Obligations Fund, Class X, 1.63% (b)	10,915
	TOTAL SHORT-TERM INVESTMENTS (Cost $10,915)	10,915
	TOTAL INVESTMENTS — 99.9% (Cost $5,043,610)	5,127,999
	Other Assets in Excess of Liabilities — 0.1%	3,642
	NET ASSETS — 100.0%	$5,131,641

(a)	Non-income producing security.

(b)	Annualized seven-day yield as of May 31, 2018.

For fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting use. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

American Energy Independence ETF

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2018 (Unaudited)

ASSETS
Investments in Securities, at Value*	$5,127,999
Dividends and Interest Receivable	6,415
Total Assets	5,134,414

LIABILITIES
Management Fees Payable	2,773
Total Liabilities	2,773

NET ASSETS	$5,131,641

NET ASSETS CONSIST OF:
Paid-in Capital	$5,036,550
Undistributed Net Investment Income	6,395
Accumulated Net Realized Gain	4,390
Net Unrealized Appreciation on:
Investments in Securities	84,306
Net Assets	$5,131,641

Net Asset Value (unlimited shares authorized):
Net Assets	$5,131,641
Shares Outstanding (No Par Value)	200,000
Net Asset Value, Offering and Redemption Price per Share	$25.66

* Identified Cost:
Investments in Securities	$5,043,610

The accompanying notes are an integral part of these financial statements.

American Energy Independence ETF

STATEMENT OF OPERATIONS
Period Ended May 31, 2018 (a) (Unaudited)

INVESTMENT INCOME
Dividends*	$44,959
Interest	91
Total Investment Income	45,050

EXPENSES
Management Fees	13,157
Total Expenses	13,157
Net Investment Income	31,893

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Securities	4,659
Foreign Currency	(269)
Net Change in Unrealized Appreciation of:
Investments in Securities	84,306
Net Realized and Unrealized Gain on Investments	88,696
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$120,589

* Net of foreign withholding tax of	$3,998

(a)	The Fund commenced operations on December 12, 2017.

The accompanying notes are an integral part of these financial statements.

American Energy Independence ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended May 31, 2018 (a) (Unaudited)
OPERATIONS
Net Investment Income	$31,893
Net Realized Gain on Investments and Foreign Currency	4,390
Change in Unrealized Appreciation of Investments	84,306
Net Increase in Net Assets Resulting from Operations	120,589

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(25,498)
Total Distributions to Shareholders	(25,498)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	5,036,550
Net Increase in Net Assets Derived from Capital Share Transactions (b)	5,036,550
Net Increase in Net Assets	5,131,641

NET ASSETS
Beginning of period	$—
End of Period	$5,131,641
Undistributed Net Investment Income	$6,395

(a)	The Fund commenced operations on December 12, 2017.

(b)	Summary of capital share transactions is as follows:

Shares
Shares Sold	200,000
Net Increase	200,000

The accompanying notes are an integral part of these financial statements.

American Energy Independence ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended May 31, 2018 (a) (Unaudited)
Net Asset Value, Beginning of Period	$25.00

Income (Loss) from Investment Operations:
Net Investment Income (b)	0.21
Net Realized and Unrealized Gain on Investments	0.62
Total from Investment Operations	0.83

Less Distributions:
Distributions from Net Investment Income	(0.17)
Total Distributions	(0.17)

Net Asset Value, End of Period	$25.66

Total Return	3.39	%(c)

Supplemental Data:
Net Assets at End of Period (000's)	$5,132

Ratios to Average Net Assets:
Expenses to Average Net Assets	0.75	%(d)
Net Investment Income to Average Net Assets	1.83	%(d)

Portfolio Turnover Rate (e)	10	%(c)

(a)	Commencement of operations on December 12, 2017.

(b)	Calculated based on average shares outstanding during the period.

(c)	Not annualized.

(d)	Annualized.

(e)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

American Energy Independence ETF

NOTES TO FINANCIAL STATEMENTS
May 31, 2018 (Unaudited)

NOTE 1 – ORGANIZATION

American Energy Independence ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS”) or (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the American Energy Independence Index (“Index”). The Fund commenced operations on December 12, 2017.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market® (“Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

American Energy Independence ETF

NOTES TO FINANCIAL STATEMENTS
May 31, 2018 (Unaudited) (Continued)

Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

American Energy Independence ETF

NOTES TO FINANCIAL STATEMENTS
May 31, 2018 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2018:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$4,063,653	$—	$—	$4,063,653
Master Limited Partnerships and Related Companies	1,053,431	—	—	1,053,431
Short-Term Investments	10,915	—	—	10,915
Total Investments in Securities	$5,127,999	$—	$—	$5,127,999

^	See Schedule of Investments for breakout of investments by industry group classification.

Transfers between levels are recognized at the end of the reporting period. During the period ended May 31, 2018, the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

B.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts

American Energy Independence ETF

NOTES TO FINANCIAL STATEMENTS
May 31, 2018 (Unaudited) (Continued)

actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from investment transactions are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

Distributions received from master limited partnerships (“MLPs”) are generally comprised of ordinary income and return of capital from MLPs. For financial statement purposes, the Fund uses return of capital and income estimates to allocate the dividend income. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund.

D.

Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and conclude that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the most recently completed fiscal year end, the Fund did not incur any interest or penalties.

American Energy Independence ETF

NOTES TO FINANCIAL STATEMENTS
May 31, 2018 (Unaudited) (Continued)

E.

Distributions to Shareholders. Distributions to shareholders from net investment income is declared and paid by the Fund a quarterly basis and distributions from net realized gains on securities are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.

Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent to May 31, 2018, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

SL Advisors, LLC (“the Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Penserra Capital Management, LLC (the “Sub-Adviser”) transfer agency, custody, fund administration, accounting, distribution and other related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and

American Energy Independence ETF

NOTES TO FINANCIAL STATEMENTS
May 31, 2018 (Unaudited) (Continued)

equipment and certain clerical, bookkeeping and administrative services. Under the Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.75% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. USBFS also serves as the transfer agent to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of USBFS, serves as the Fund’s Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the period ended May 31, 2018, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $476,980 and $383,125, respectively.

During the period ended May 31, 2018, there were no purchases or sales of U.S. Government securities.

During the period ended May 31, 2018, in-kind transactions associated with creations and redemptions were $4,979,242 and $0, respectively.

American Energy Independence ETF

NOTES TO FINANCIAL STATEMENTS
May 31, 2018 (Unaudited) (Continued)

NOTE 5 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on NYSE Arca, Inc. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $250, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. There were no variable fees received during the period. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

American Energy Independence ETF

EXPENSE EXAMPLE
For the Period Ended May 31, 2018 (Unaudited)

As a shareholder of American Energy Independence ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 12, 2017(a)	Ending Account Value May 31, 2018	Expenses Paid During the Period	Annualized Expense Ratio
Actual	$1,000.00	$1,033.90	$3.55(b)	0.75%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.19	$3.78(c)	0.75%

(a)	Fund commencement.
(b)

The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio multiplied by the average account value during the period, multiplied by 170/365 (to reflect the period).

(c)

The dollar amounts shown as expenses paid during the period is equal to the annualized expense ratio multiplied by the average account value during the period, multiplied by 182/365 (to reflect one half-year period).

American Energy Independence ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on October 26, 2017 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”):

●	the Advisory Agreement (the “Advisory Agreement”) between SL Advisors, LLC (the “Adviser”) and the Trust, on behalf of the American Energy Independence ETF (the “Fund”), and

●	the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Adviser, the Trust, on behalf of the Fund, and Penserra Capital Management, LLC (“VIA” or the “Sub-Adviser”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Sub-Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser    ; (ii) the cost of the services to be provided and the profits to be realized by each firm and its affiliates from services rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (iv) the extent to which economies of scale are expected to be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (v) any other financial benefits to the Adviser, the Sub-Adviser, and their affiliates resulting from services rendered to the Fund.

Prior to the Meeting, representatives from the Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate each firm’s fees and other aspects of the Advisory Agreement. Among other things, representatives from the Adviser provided an overview of their advisory business, including key personnel and the Adviser’s compliance program. The Board then discussed the Materials and oral presentations that it had received and any other information that the Board received at the Meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and the report from the

American Energy Independence ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS
(Unaudited) (Continued)

Trust’s Chief Compliance Officer regarding his review of the Adviser’s compliance program. The Board considered that it had discussed with the Adviser the various resources expected to be used to implement the firm’s investment strategy, including the Adviser’s personnel and marketing plans. The Board noted that it had received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions that included, among other things, information about the background and experience of the firm’s key personnel, the other products the firm manages, including a registered mutual fund, and the ownership structure of the firm.

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment restrictions, oversight of the sub-adviser, monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations, and monitoring the extent to which the Fund achieved its investment objectives as a passively-managed fund.

Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that performance of the Fund, thus, was not a relevant factor in their deliberations. The Board also considered that, because the Fund is designed to track the performance of an index and the trading for the Fund would be handled by a sub-adviser, the Fund’s performance would not be the direct result of investment decisions made by the Adviser. Consequently, with respect to the Fund’s performance, the Board in the future would focus on the Adviser’s oversight of the sub-adviser’s services, including whether the Fund’s performance exhibited significant tracking error.

Cost of Services Provided and Economies of Scale. The Board reviewed the estimated expense ratio for the Fund and compared it to the universe of US Fund Equity Energy ETFs as reported by Morningstar (“Category Peer Group”). The Board noted that the expense ratio for the Fund was above the median of the Category Peer Group. The Board further noted that the Category Peer Group contained a number of low-cost funds that are part of large fund families, which may not allow for an apt comparison because such funds may be launched for reasons not related to the adviser generating a profit from the particular peer fund, such as to protect the market share of the overall fund family. The Board also noted that such funds may benefit from an unusually low cost structure based on the scale of their fund family. The Board noted that the Fund’s expense ratio was reasonable given the proprietary and specialized nature of the Fund’s index.

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the

American Energy Independence ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS
(Unaudited) (Continued)

Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s profitability with respect to the Fund and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined that such analyses were not a significant factor given that the Fund had not yet commenced operations and consequently, the future size of the Fund was generally unpredictable. The Board noted that it intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to the Fund under the Sub-Advisory Agreement, noting that Penserra would provide investment management services to the Fund, as well as other ETFs, including certain series of the Trust. The Board noted the responsibilities that Penserra would have as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent, and quality of the services to be provided by Penserra, the Board considered reports of the Trust’s Chief Compliance Officer with respect to Penserra’s compliance program and Penserra’s experience providing investment management services to other ETFs, including other series of the Trust. Penserra’s registration form (“Form ADV”) was provided to the Board, as was the response of Penserra to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

American Energy Independence ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS
(Unaudited) (Continued)

Historical Performance. The Board noted that the Fund had not yet commenced operations. Consequently, the Board determined that performance was not a relevant consideration with respect to the Fund. The Board also considered that, because the investment objective of the Fund is to track the performance of an index, the Board in the future would focus on the extent to which the Fund achieved its investment objective as a passively-managed fund.

Costs of Services Provided and Economies of Scale. The Board reviewed the advisory fees to be paid by SL Advisors to Penserra for its services to the Fund. The Board considered that the fees to be paid to Penserra would be paid by SL Advisors from the fee SL Advisors received from the Fund and noted that the fee reflected an arm’s-length negotiation between SL Advisors and Penserra based on the nature and expected size of the Fund. The Board further determined that the fee reflected an appropriate allocation of the advisory fee paid to each adviser given the work performed by each firm and noted that the fees were generally in line with those charged by Penserra in connection with other similar series of the Trust and other funds managed by Penserra. The Board also evaluated the compensation and benefits expected to be received by Penserra from its relationship with the Fund, taking into account an analysis of Penserra’s profitability with respect to the Fund and the financial resources Penserra had committed and proposed to commit to its business. The Board determined that such analyses were not a significant factor given that the Fund had not yet commenced operations and consequently, the future size of the Fund was generally unpredictable.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement at the Meeting; rather, the Board based its determinations on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

American Energy Independence ETF

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.usaietf.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information ((“SAI”). The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.usaietf.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling toll-free at (800) 617-0004 and (2) the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE TRUSTEES
(Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.usaietf.com.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) its daily net asset value (NAV) is available, without charge, on the Fund’s website at www.usaietf.com.

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Adviser

SL Advisors, LLC
210 Elmer Street
Westfield, New Jersey 07090

Sub-Adviser

Penserra Capital Management, LLC
4 Orinda Way, Suite 100-A
Orinda, California 94563

Index Provider

SL Advisors, LLC
210 Elmer Street
Westfield, New Jersey 07090

Distributor

Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541

American Energy Independence ETF

Symbol – USAI
CUSIP – 26922A552

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s [President/Principal Executive Officer] and [Treasurer/Principal Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(1)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date	7/25/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date	7/25/18

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	7/25/18

*	Print the name and title of each signing officer under his or her signature.